Intangible Assets, Net (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Jun. 23, 2020	Dec. 31, 2019
Intangible Assets, Net (Details) [Line Items]
Amortization of intangible assets		$ 1,162,000	$ 1,231,000
Asset impairment charges		$ 0	0
Herbal Brands, Inc. [Member]
Intangible Assets, Net (Details) [Line Items]
Finite-lived intangible assets acquired					$ 7,091,000
GNC Holdings, Inc. [Member]
Intangible Assets, Net (Details) [Line Items]
Inventory reserve			$ 0	$ 86,000
Valuation Technique, Discounted Cash Flow [Member]
Intangible Assets, Net (Details) [Line Items]
Percentage of impairment rate	19.00%	14.00%
Perpetual growth rate	2.00%	3.00%
Valuation Technique, Discounted Cash Flow [Member] | Minimum [Member]
Intangible Assets, Net (Details) [Line Items]
Perpetual growth rate		2.00%
Valuation Technique, Discounted Cash Flow [Member] | Maximum [Member]
Intangible Assets, Net (Details) [Line Items]
Perpetual growth rate		3.00%
License [Member]
Intangible Assets, Net (Details) [Line Items]
Indefinite-lived intangible assets acquired		$ 19,000,000